Audit Information	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Auditor Information [Abstract]
Auditor Name	PricewaterhouseCoopers LLP	KPMG LLP
Auditor Location	Boston, Massachusetts	London, United Kingdom27 April 2023 except for Note 4 and Note 20, as to which the date is 25 April 2024
Auditor Firm ID	238	1118